Income taxes (Disclosure of company's deferred tax assets) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 3,637,000	$ 3,300,000	$ 3,147,000
Unrecognized deferred tax assets	(3,637,000)	(3,300,000)	(3,147,000)
Net deferred tax assets	0	0	0
Allowable capital losse [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	16,000	16,000	24,000
Debt with accretion [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	221,000	47,000	0
Marketable securities [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	5,000	0	83,000
Joint venture settlement obligation [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	50,000	0	0
Non-capital and net operating loss carry forward [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 3,345,000	$ 3,237,000	$ 3,040,000